Description of Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Description of Business and Basis of Presentation
1.
Description of Business and Basis of Presentation

Organization

Arcadia Biosciences, Inc. (the “Company,” “Arcadia” or “management”), was incorporated in Arizona in 2002 and maintains its headquarters in Dallas, Texas, with additional office space in Davis and Sacramento, California. The Company was reincorporated in Delaware in March 2015.

Since acquiring the assets of Live Zola, LLC (“Zola”) in May 2021, the Company has provided consumers with a great tasting way to rehydrate, reset, and reenergize with Zola coconut water products. The company has leveraged its history as a leader in science-based approaches to develop high value products and drive innovation in the consumer goods industry. Previously, the Company developed products primarily in wheat, which it commercialized through the sales of seed, grain and food ingredients and products, and through trait licensing and royalty agreements.

In February 2012, the Company formed Verdeca, which was equally owned with Bioceres. Verdeca was formed to develop and deregulate soybean varieties using both partners’ agricultural technologies. In November 2020, Arcadia sold its membership interest in Verdeca to Bioceres in a transaction in which Arcadia received cash, shares of Bioceres stock and a royalty stream of up to $10.0 million on sales of Haab 4 soybeans (“HB4”). An additional $2.0 million in cash was to be paid to Arcadia upon Verdeca achieving commercial plantings of at least 200,000 hectares of HB4 or China approving the HB4 soybean trait for “food and feed”. During 2022, Bioceres received China’s approval of the HB4 soybean trait and as a result, Arcadia recorded license revenue of $862,000 and a gain on sale of Verdeca of $1.1 million on the condensed consolidated statements of operations and comprehensive loss. The Company received the full payment of $2.0 million as of December 31, 2023.

In August 2019, the Company entered into a joint venture agreement with Legacy Ventures Hawaii, LLC (“Legacy,” see Note 7) to grow, extract, and sell hemp products. The partnership Archipelago Ventures Hawaii, LLC (“Archipelago”), combines the Company’s extensive genetic expertise and resources with Legacy’s experience in hemp extraction and sales. In October 2021, Arcadia and Legacy mutually agreed to wind down the cultivation activities of Archipelago, due to regulatory challenges and a saturated hemp market.

In May 2021, the Company’s wholly owned subsidiary Arcadia Wellness, LLC (“Arcadia Wellness” or “AW”) acquired the businesses of Eko Holdings, LLC, Lief, LLC, and Zola. The acquisition included Saavy Naturals™, a line of natural body care products, Soul Spring™, a CBD-infused botanical therapy brand in the natural category, and ProVault™, a THC-free CBD sports performance formula made with natural ingredients, providing effective support and recovery for athletes (collectively, “body care brands”). Also included in the purchase was Zola, a coconut water sourced exclusively with sustainably grown coconuts from Thailand. In July 2022, the Company entered into an agreement to license Saavy Naturals to Radiance Beauty and Wellness, Inc. (“Radiance Beauty”). In July 2023, management made the decision to exit the remaining body care brands, Soul Spring and ProVault, as a result of continued pressure on the CBD market due to regulatory uncertainty. Body care operations ceased during the third quarter of 2023.

On May 14, 2024, the Company sold its non-GMO Resistant Starch (“RS”) durum wheat trait to longtime partner Corteva Agriscience (“Corteva”). Under the terms of the agreement, Arcadia retained certain rights to use the RS durum wheat trait. The Company received $4.0 million in cash payment from Corteva during the nine months ended September 30, 2024 and recorded a gain of the same amount as the trait had no carrying value on the condensed consolidated statement of operations and comprehensive loss related to the transaction. Refer to Note 8 for details of the partnership and transaction.

On May 16, 2024, the Company sold the GoodWheat™ brand to Above Food Ingredients Corp. (“Above Food”) for net consideration of $3.7 million. Refer to Note 6 for details of the transaction.

Basis of Presentation and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial statements and are in the form prescribed by the Securities and Exchange Commission (the “SEC”) in instructions to Form 10-Q and Rule 10-01 of Regulation S-X. In the opinion of management, the accompanying condensed consolidated financial statements reflect all adjustments, consisting of normal recurring adjustments, considered necessary for a fair statement of the Company’s financial position, results of operations and cash flows for the periods indicated. All material intercompany accounts and transactions have been eliminated in consolidation. The accompanying unaudited condensed consolidated financial statements include the accounts of the Company, Arcadia Wellness, and Archipelago.

The Company uses a qualitative approach in assessing the consolidation requirement for variable interest entities (“VIEs”). This approach focuses on determining whether the Company has the power to direct the activities of the VIE that most significantly affect the VIE’s economic performance and whether the Company has the obligation to absorb losses, or the right to receive benefits, that could potentially be significant to the VIE.

For all periods presented, the Company has determined that it is the primary beneficiary of Archipelago, a joint venture, as it has a controlling interest in Archipelago. Accordingly, the Company consolidates Archipelago in the condensed consolidated financial statements after eliminating intercompany transactions. For consolidated joint ventures, the non-controlling partner’s share of the assets, liabilities and operations of the joint venture is included in non-controlling interests as equity of the Company. The non-controlling partner’s interest is generally computed as the joint venture partner’s ownership percentage of Archipelago. The non-controlling partner’s equity interests are presented as non-controlling interests on the condensed consolidated balance sheets.

The information included in these condensed consolidated financial statements and notes thereto should be read in conjunction with Management’s Discussion and Analysis of Financial Condition and Results of Operations included herein and Management’s Discussion and Analysis of Financial Condition and Results of Operations and the condensed consolidated financial statements and notes thereto for the fiscal year ended December 31, 2023 included in the Company’s Annual Report on Form 10-K, filed with the SEC on March 28, 2024.

Reclassifications

Certain previously reported financial information has been reclassified to conform to the current year presentation. For a discussion of the reclassification of the financial presentation of our former GoodWheat and body care brands reported as discontinued operations, see “Discontinued Operations” section below. Unless otherwise noted, amounts and disclosures throughout these notes to condensed consolidated financial statements relate solely to continuing operations and exclude all discontinued operations.

Reverse Stock Split

In February 2023, the Company’s board of directors approved a reverse split of 40:1 on the Company’s issued and outstanding common stock. On February 15, 2023, the Company’s stockholders approved the certificate of amendment to the Company’s certificate of incorporation, which the Company filed on February 27, 2023 with the Secretary of State of Delaware to effect the reverse split on March 1, 2023. As a result of the reverse stock split, 19,118 additional shares of common stock were issued in lieu of fractional shares. All issued and outstanding common stock, options to purchase common stock and per share amounts contained in the condensed consolidated financial statements have been retroactively adjusted to reflect the reverse stock split for all periods presented.

Liquidity, Capital Resources, and Going Concern

The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities during the normal course of business. Since inception, the Company has financed its operations primarily through equity financings. As of September 30, 2024, the Company had an accumulated deficit of $274.8 million, cash and cash equivalents of $3.9 million, short-term investments of $2.6 million and current note receivable of $1.8 million. For the nine months ended September

30, 2024, the Company had net loss of $3.0 million and net cash used in operations of $7.4 million. For the twelve months ended December 31, 2023, the Company had net losses of $14.0 million and net cash used in operations of $15.3 million.

With cash and cash equivalents of $3.9 million, short-term investments of $2.6 million and current note receivable of $1.8 million as of September 30, 2024, the Company believes that its existing cash, cash equivalents and short-term investments will not be sufficient to meet its anticipated cash requirements for at least the next 12-18 months from the issuance date of these financial statements, and thus raises substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company may seek to raise additional funds through debt or equity financings. The Company may also consider entering into additional partner arrangements. The sale of additional equity would result in dilution to the Company’s stockholders. The incurrence of debt would result in debt service obligations, and the instruments governing such debt could provide for additional operating and financing covenants that would restrict operations. If the Company requires additional funds and is unable to secure adequate additional funding at terms agreeable to the Company, the Company may be forced to reduce spending, extend payment terms with suppliers, liquidate assets, or suspend or curtail planned product launches. Any of these actions could materially harm the business, results of operations and financial condition.

Discontinued Operations

On May 16, 2024, the Company sold the GoodWheat brand to Above Food. GoodWheat operations ceased during the second quarter of 2024.

In July 2023, management made the decision to exit its body care brands as a result of continued pressure on the CBD market due to regulatory uncertainty. Body care operations ceased during the third quarter of 2023.

In accordance with the provisions of ASC 205-20, the Company has separately reported the assets and liabilities of the discontinued operations in the condensed consolidated balance sheets and the results of the discontinued operations as separate components on the condensed consolidated statements of operations and comprehensive loss for all periods presented.

Major classes of line items constituting the balance sheet of discontinued operations:

	GoodWheat		Body Care
(In thousands)	September 30, 2024	December 31, 2023	September 30, 2024	December 31, 2023
Assets
Accounts receivable and other receivables	$70	$8	$—	$—
Inventories, net — current	—	1,121	—	—
Property and equipment, net	—	314	—	—
Inventories, net — noncurrent	—	3,158	—	—
Total assets	$70	$4,601	$—	$—

Liabilities
Accounts payable and accrued expenses	$—	$500	$—	$—
Total liabilities	$—	$500	$—	$—

Major classes of line items constituting net loss from discontinued operations:

	GoodWheat				Body Care
	Three Months Ended September 30,		Nine Months Ended September 30,		Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023	2024	2023	2024	2023
(In thousands)
Product revenue	$(76)	$300	$372	$484	$—	$37	$—	$373
Cost of revenues	—	(285)	(691)	(634)	—	(34)	—	(313)
Research and development	—	(291)	(400)	(1,000)	—	—	—	—
(Loss) Gain on sale of property and equipment	(24)	11	65	36	—	—	—	—
Selling, general and administrative	(330)	(1,580)	(2,040)	(4,551)	—	(86)	—	(651)
Net loss from discontinued operations	$(430)	$(1,845)	$(2,694)	$(5,665)	$—	$(83)	$—	$(591)

The following table presents non-cash items of discontinued operations:

	GoodWheat		Body Care
	Nine Months Ended September 30,		Nine Months Ended September 30,
(In thousands)	2024	2023	2024	2023
Depreciation	$37	$109	$—	$24
Gain on disposal of property and equipment	$(65)	$(36)	$—	$—
Write-down of inventories	$—	$275	$—	$—
Accounts receivable and other receivables	$(78)	$—	$—	$(99)
Inventories	$575	$(1,975)	$—	$250
Prepaid expenses and other current assets	$—	$—	$—	$14
Accounts payable and accrued expenses	$(500)	$144	$—	$5
Proceeds from sale of property and equipment	$342	$37	$—	$—

There were no other operating or investing non-cash items for the nine months ended September 30, 2024 and 2023.

Note 1. Description of Business

Organization

Arcadia Biosciences, Inc. (the "Company," "Arcadia" or "management"), was incorporated in Arizona in 2002 and maintains its headquarters in Dallas, Texas, with additional office space in Davis and Sacramento, California. The Company was reincorporated in Delaware in March 2015.

Since acquiring the assets of Live Zola, LLC ("Zola") in May 2021, the Company has provided consumers with a great tasting way to rehydrate, reset, and reenergize with Zola coconut water products. The company has leveraged its history as a leader in science-based approaches to develop high value products and drive innovation in the consumer goods industry. Previously, the Company developed products primarily in wheat, which it commercialized through the sales of seed, grain and food ingredients and products, and through trait licensing and royalty agreements.

On May 16, 2024, Arcadia sold the GoodWheat™ brand to Above Food for net consideration of $3.7 million. The strategic decision to sell GoodWheat enabled the Company to monetize its intellectual property early. The assets sold consisted primarily of grain and finished goods inventories, formulations and trademarks. The disposition of GoodWheat met the "held for sale" criteria per ASC 205-20-45-1B and represented a strategic shift that had a major effect on the Company's operations and financial results. As a result, the financial statements and related notes as of December 31, 2023 and 2022 were recast to reflect the GoodWheat disposition as a discontinued operation. The disposition of GoodWheat resulted in a loss of $1,500 in 2024.

On May 14, 2024, the Company sold its non-GMO Resistant Starch ("RS") durum wheat trait to longtime partner Corteva AgriScience ("Corteva") for total cash consideration of $4.0 million. Under the terms of the agreement, Arcadia retained certain rights to use the RS durum wheat trait.

In May 2021, the Company’s wholly owned subsidiary Arcadia Wellness, LLC (“Arcadia Wellness” or “AW”) acquired the businesses of Eko Holdings, LLC, Lief, LLC, and Zola. The acquisition included Saavy Naturals™, a line of natural body care products, Soul Spring™, a CBD-infused botanical therapy brand in the natural category, and ProVault™, a THC-free CBD sports performance formula made with natural ingredients, providing effective support and recovery for athletes (collectively, "body care brands"). Also included in the purchase was Zola, a coconut water sourced exclusively with sustainably grown coconuts from Thailand. In July 2022, the Company entered into an agreement to license Saavy Naturals to Radiance Beauty and Wellness, Inc. ("Radiance Beauty"). In July 2023, management made the decision to exit the remaining body care brands, Soul Spring and ProVault, as a result of continued pressure on the CBD market due to regulatory uncertainty. Body care operations ceased during the third quarter of 2023.

In August 2019, the Company entered into a joint venture agreement with Legacy Ventures Hawaii, LLC (“Legacy,” see Note 6) to grow, extract, and sell hemp products. The partnership Archipelago Ventures Hawaii, LLC (“Archipelago”), combines the Company’s extensive genetic expertise and resources with Legacy’s experience in hemp extraction and sales. In October 2021, Arcadia and Legacy mutually agreed to wind down the cultivation activities of Archipelago, due to regulatory challenges and a saturated hemp market.

In February 2012, the Company formed Verdeca, which was equally owned with Bioceres. Verdeca was formed to develop and deregulate soybean varieties using both partners’ agricultural technologies. In November 2020, Arcadia sold its membership interest in Verdeca to Bioceres in a transaction in which Arcadia received cash, shares of Bioceres stock and a royalty stream of up to $10.0 million on sales of Haab 4 soybeans (“HB4”). An additional $2.0 million in cash is to be paid to Arcadia upon Verdeca of achieving commercial plantings of at least 200,000 hectares of HB4 or China approving the HB4 soybean trait for “food and feed”. During 2022, Bioceres received China's approval of the HB4 soybean trait and as a result, Arcadia recorded license revenue of $862,000 and a gain on sale of Verdeca of $1.1 million on the consolidated statements of operations and comprehensive loss. The Company received the full payment of $2.0 million as of December 31, 2023.

Reverse Stock Split

In February 2023, the Company’s board of directors approved a reverse split of 40:1 on the Company’s issued and outstanding common stock. On February 15, 2023, the Company’s stockholders approved the certificate of amendment to the Company’s certificate of incorporation, which the Company filed on February 27, 2023 with the Secretary of State of Delaware to effect the reverse split on March 1, 2023. As a result of the reverse stock split, 19,118 additional shares of common stock were issued in lieu of fractional shares. All issued and outstanding common stock, options to purchase common stock and per share amounts contained in the consolidated financial statements have been retroactively adjusted to reflect the reverse stock split for all periods presented.

Liquidity, Capital Resources, and Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities during the normal course of business. Since inception, the Company has financed its operations primarily through equity and debt financings. As of December 31, 2023, the Company had an accumulated deficit of $271.8 million, cash and cash equivalents of $6.5 million and short-term investments of $5.1 million. For the years ended December 31, 2023 and 2022, the Company had net losses of $14.0 million and $15.6 million, respectively, and net cash used in operations of $15.3 million and $14.0 million, respectively. The Company believes that its existing cash and cash equivalents and short-term investments will not be sufficient to meet its anticipated cash requirements for at least the next 12 months from the issuance date of these financial statements, and thus raises substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company may seek to raise additional funds through debt or equity financings. The Company may also consider entering into additional partner arrangements. The sale of additional equity would result in dilution to the Company’s stockholders. The incurrence of debt would result in debt service obligations, and the instruments governing such debt could provide for additional operating and financing covenants that would restrict operations. If the Company requires additional funds and is unable to secure adequate additional funding at terms agreeable to the Company, the Company may be forced to reduce spending, extend payment terms with suppliers, liquidate assets, or suspend or curtail planned product launches. Any of these actions could materially harm the business, results of operations and financial condition.

Discontinued Operations

On May 16, 2024, the Company sold the GoodWheat brand to Above Food. GoodWheat operations ceased during the second quarter of 2024.

In July 2023, management made the decision to exit its body care brands as a result of continued pressure on the CBD market due to regulatory uncertainty. Body care operations ceased during the third quarter of 2023.

In accordance with the provisions of ASC 205-20, the Company has separately reported the assets and liabilities of the discontinued operations in the consolidated balance sheets and the results of the discontinued operations as separate components on the consolidated statements of operations and comprehensive loss for all periods presented.

Major classes of line items constituting the balance sheet of discontinued operations:

	GoodWheat		Body Care
(In thousands)	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Assets
Accounts receivable and other receivables	$8	$—	$—	$66
Inventories, net — current	1,121	1,090	—	250
Prepaid expenses and other current assets	—	—	—	14
Property and equipment, net	314	502	—	24
Inventories, net — noncurrent	3,158	495	—	—
Total assets	$4,601	$2,087	$—	$354

Liabilities
Accounts payable and accrued expenses	$500	$474	$—	$26
Total liabilities	$500	$474	$—	$26

Major classes of line items constituting net loss from discontinued operations:

	GoodWheat		Body Care
	Year Ended December 31,		Year Ended December 31,
(In thousands)	2023	2022	2023	2022
Product revenue	$876	$2,421	$357	$2,537
Cost of revenues	(1,126)	(2,132)	(314)	(3,700)
Research and development	(1,323)	(1,494)	—	—
Impairment of intangible assets	—	—	—	(263)
Gain on sale of property and equipment	11	—	—	—
Impairment of property and equipment	—	—	—	(371)
Selling, general and administrative	(6,274)	(5,815)	(864)	(3,011)
Other income, net	—	—	—	24
Net loss from discontinued operations	$(7,836)	$(7,020)	$(821)	$(4,784)

The following table presents significant non-cash items of discontinued operations:

	GoodWheat		Body Care
	Year Ended December 31,		Year Ended December 31,
(In thousands)	2023	2022	2023	2022
Depreciation	$151	$105	$24	$88
Impairment of intangible assets	$—	$—	$—	$263
Write-down of inventories	$275	$111	$—	$1,369
Gain on disposal of property and equipment	$(11)	$—	$—	$—
Impairment of property and equipment	$—	$—	$—	$371
Accounts receivable and other receivables	$(8)	$—	$66	$588
Inventories	$(2,969)	$1,290	$250	$(251)
Prepaid expenses and other current assets	$—	$—	$14	$132
Accounts payable and accrued expenses	$26	$(401)	$(26)	$(415)
Proceeds from sale of property and equipment	$48	$—	$—	$—

There were no other significant operating or investing non-cash items for the years ended December 31, 2023 and 2022.